FAIR VALUE MEASUREMENTS (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Assets:
Total securities available for sale	$ 88,280,080	$ 85,575,351
U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Corporate bonds
Assets:
Total securities available for sale		1,838,324
State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Other securities
Assets:
Total securities available for sale	248,501	3,501
Mortgage-backed: residential
Assets:
Total securities available for sale	31,834,154	25,613,419
Recurring basis | Significant Other Observable Inputs (Level 2)
Assets:
Total securities available for sale	88,280,080	85,575,351
Recurring basis | Significant Other Observable Inputs (Level 2) | U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Recurring basis | Significant Other Observable Inputs (Level 2) | Corporate bonds
Assets:
Total securities available for sale		1,838,324
Recurring basis | Significant Other Observable Inputs (Level 2) | State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Recurring basis | Significant Other Observable Inputs (Level 2) | Other securities
Assets:
Total securities available for sale	248,501	3,501
Recurring basis | Significant Other Observable Inputs (Level 2) | Mortgage-backed: residential
Assets:
Total securities available for sale	31,834,154	25,613,419
Recurring basis | Total
Assets:
Total securities available for sale	88,280,080	85,575,351
Recurring basis | Total | U.S. government agency obligations
Assets:
Total securities available for sale	19,793,502	31,743,989
Recurring basis | Total | Corporate bonds
Assets:
Total securities available for sale		1,838,324
Recurring basis | Total | State and municipal securities
Assets:
Total securities available for sale	36,403,923	26,376,118
Recurring basis | Total | Other securities
Assets:
Total securities available for sale	248,501	3,501
Recurring basis | Total | Mortgage-backed: residential
Assets:
Total securities available for sale	$ 31,834,154	$ 25,613,419